OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) lease	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans and capital lease	$ 1,523,800		$ 1,555,092
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,500
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Estimate of possible loss	24,000
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss	0
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss	$ 30,000	£ 22.5